Schedule of alloted called up and fully paid (Details) (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.12	$ 0.12	$ 0.12